CONSOLIDATED STATEMENTS OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Loss for the year	£ (10,085)	£ (15,030)	£ (16,064)
Adjustments for:
Depreciation of property, plant and equipment	979	1,016	983
Depreciation of right of use asset	303
Amortisation of intangible fixed assets	3	434	1,577
Loss on disposal of fixed assets		165	27
Impairment of intangible assets			1,500
Finance income	(492)	(2)	(415)
Finance expense	97	587	166
Share-based payment expense	(34)	(36)	520
Taxation	(1,785)	(2,032)	(1,265)
Loss on sale of subsidiary		1,407
Loss from discontinued operations, net of tax	947
Foreign exchange (gains)/losses	(140)	130
Cash flows from operating activities before changes in working capital	(10,207)	(13,361)	(12,971)
Decrease/(Increase) in inventories		347	(202)
Decrease/(Increase) in trade and other receivables	725	1,030	(968)
Increase/(Decrease) in trade and other payables	1,141	(2,995)	(267)
(Decrease)/Increase in provisions	(68)	165
Cash used in operations	(8,409)	(14,814)	(14,408)
Taxes received	1,920	1,364	1,455
Net cash used in operating activities	(6,489)	(13,450)	(12,953)
Investing activities
Purchases of property, plant and equipment	(310)	(244)	(707)
Proceeds from disposal of fixed assets		25
Purchase of intangibles	(9)		(778)
Long term deposit for guarantee for Government loan	(2,549)
Disposal of discontinued operation, net of cash disposed of		9,259
Deposit paid in connection with disposed subsidiary	(947)
Interest received	8	2	15
Net cash (used in)/ generated from investing activities	(3,807)	9,042	(1,470)
Financing activities
Interest paid	(30)	(587)	(111)
Receipts from sub-lessors	107
Amounts paid on lease liabilities (2018, 2017: Amounts paid on finance leases)	(450)	(64)	(25)
Repayment of borrowings	(577)	(5,821)	(552)
Proceeds from bank borrowings			5,237
Proceeds from Government loan	4,436
Proceeds from Government subsidy	1,139
Share issues including warrants, net of costs	14,108		5,728
Net cash generated from/(used in) financing activities	18,733	(6,472)	10,277
Net increase/(decrease) in cash and cash equivalents	8,437	(10,880)	(4,146)
Cash and cash equivalents at beginning of year	2,343	13,204	17,608
Exchange gains/(losses) on cash and cash equivalents	148	19	(258)
Cash and cash equivalents at end of year	£ 10,928	£ 2,343	£ 13,204